Segment Reporting (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of total segment assets
Total assets of all segments	$ 9,905,629	$ 8,557,323
Cash	692,127	779,748	422,510	814,165
Accounts receivable and other assets	533,640	575,277
Total Assets	$ 11,131,396	$ 9,912,348